Investments - OTTI OCI (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Recognized in Accumulated Other Comprehensive Income [Roll Forward]
Balance, beginning	$ 114.7	$ 133.9	$ 133.9	$ 304.6	$ 287.8
Additional credit impairments:
On securities not previously impaired	2.4	0.3	9.5	10.3	115.4
On securities previously impaired	6.9	14.2	17.1	17.0	22.3
Reductions:
Securities intent impaired			0	(38.2)	(72.5)
Securities sold, matured, prepaid or paid down	(19.4)	(39.8)	(45.8)	(159.8)	(48.4)
Balance, ending	$ 104.6	$ 108.6	$ 114.7	$ 133.9	$ 304.6